Cover	6 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Entity Central Index Key	0002003061
Document Type	F-1
Entity Registrant Name	STAR FASHION CULTURE HOLDINGS LIMITED
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	12F, No.611
Entity Address, Address Line Two	Sishui Road
Entity Address, Address Line Three	Huli District
Entity Address, City or Town	Xiamen
Entity Address, Country	CN
Entity Address, Postal Zip Code	0000000
City Area Code	+86
Local Phone Number	13063138565
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact
Document Information [Line Items]
Contact Personnel Name	COGENCY GLOBAL INC.
Entity Address, Address Line One	122 East 42nd Street,
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	+1
Local Phone Number	800-221-0102
Entity Address, State or Province	NY